CONTRIBUTED EQUITY (Tables)	12 Months Ended
Jun. 30, 2019
CONTRIBUTED EQUITY [Abstract]
Issued Capital
	Thousands of Shares	US$000
2019
Opening balance at July 1, 2018	454,386	102,278
Issue of shares to advisors and consultants	3,030	323
Conversion of employee performance rights	3,835	1,465
Share issue costs	—	(16)
Closing balance at June 30, 2019	461,251	104,050

2018
Opening balance at July 1, 2017	316,426	81,194
Institutional placement (May 2018)	31,818	5,275
Institutional entitlement offer (May 2018)	55,593	9,215
Retail entitlement offer (June 2018)	50,049	8,188
Share issue costs	—	(1,714)
Exercise of employee options and placement options	500	120
Closing balance at June 30, 2018	454,386	102,278

2017
Opening balance at July 1, 2016	154,899	32,833
Share placement (August 2016)	38,200	4,903
Share placement (December 2016)	19,248	5,951
Share placement (April – June 2017)	101,923	39,810
Share issue costs	—	(2,941)
Exercise of employee options and placement options	2,156	638
Closing balance at June 30, 2017	316,426	81,194